Operating Expense - Additional Information (Details) € in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€) employee	Dec. 31, 2020 EUR (€) employee	Dec. 31, 2019 EUR (€) employee
Disclosure Of Operating Expense [Line Items]
Average number of employees | employee	122	193	175
Share-based compensation annual expense	€ 470	€ 1,236	€ 1,656
Profit sharing granted to employees	628	€ 0	€ 0
Reorganization of vacant premises	679
Restructuring provision
Disclosure Of Operating Expense [Line Items]
Unused provision reversed, other provisions	352
Administrative Cost, Destruction Of Drug Tablets
Disclosure Of Operating Expense [Line Items]
Unused provision reversed, other provisions	366
Office equipment | Property, plant and equipment subject to operating leases [member]
Disclosure Of Operating Expense [Line Items]
Reversal of impairment loss recognised in profit or loss	441
Computer equipment | Property, plant and equipment not subject to operating leases [member]
Disclosure Of Operating Expense [Line Items]
Reversal of impairment loss recognised in profit or loss	€ 374